                                     [LOGO]
                                 Nationwide(R)

                                  Nationwide(R)
                             VA Separate Account-C




                                SEMI-ANNUAL REPORT

                                       TO

                                CONTRACT OWNERS

                                 JUNE 30, 1999







                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                     [LOGO]
                                 Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PICTURE]
                              PRESIDENT'S MESSAGE

            On behalf of Nationwide Life and Annuity Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide VA Separate Account-C.

            Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

            At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

            Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

--------------------------------------------------------------------------------


                        NATIONWIDE VA SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
        5,161,908 shares (cost $112,071,433)...................   $ 140,661,981

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
        1,015,557 shares (cost $19,010,861)....................      21,123,588

      Nationwide SAT - Money Market Fund (NSATMyMkt)
        10,828,141 shares (cost $10,828,141)...................      10,828,141

      Nationwide SAT - Total Return Fund (NSATTotRe)
        4,670,366 shares (cost $72,242,771)....................      94,761,717

      One Group - Asset Allocation Fund (OGAstAll)
        9,537,338 shares (cost $133,899,394)...................     150,213,075

      One Group - Equity Index Fund (OGEqIx)
        2,607,127 shares (cost $28,274,889)....................      31,989,446

      One Group - Government Bond Fund (OGGvtBd)
        5,593,088 shares (cost $58,508,929)....................      57,105,430

      One Group - Growth Opportunities Fund (OGGrOpp)
        5,508,805 shares (cost $80,376,886)....................     106,705,542

      One Group - Large Company Growth Fund (OGLgCoGr)
        10,546,442 shares (cost $186,058,560)..................     266,192,192
                                                                  -------------
            Total investments..................................     879,581,112
   Accounts receivable.........................................          34,734
                                                                  -------------
            Total assets.......................................     879,615,846
Accounts payable ..............................................           6,149
                                                                  -------------
Contract owners' equity........................................   $ 879,609,697
                                                                  =============


   Contract owners' equity represented by:                   UNITS           UNIT VALUE                           RETURN*
                                                           ---------        -----------                          ---------

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.................................    1,996,034        $ 23.771055        $ 47,447,834          12%
         Non-tax qualified.............................    3,921,033          23.771055          93,207,091          12%

      Fidelity VIP - Overseas Portfolio:
         Tax qualified.................................      384,011          15.192910           5,834,245           7%
         Non-tax qualified.............................    1,006,357          15.192910          15,289,491           7%

      Nationwide SAT - Money Market Fund:
         Tax qualified.................................      338,159          12.030488           4,068,218           2%
         Non-tax qualified.............................      567,186          12.030488           6,823,524           2%

      Nationwide SAT - Total Return Fund:
         Tax qualified.................................    1,299,743          24.516311          31,864,904          10%
         Non-tax qualified.............................    2,565,162          24.516311          62,888,309          10%

      One Group - Asset Allocation Fund:
         Tax qualified.................................    2,331,208          19.323528          45,047,163           5%
         Non-tax qualified.............................    5,338,091          19.323528         103,150,751           5%
         Initial Funding by Depositor (note 1a)........       97,500          20.595179           2,008,030           6%

      One Group - Equity Index Fund:
         Tax qualified.................................      634,046          12.247828           7,765,686          12%
         Non-tax qualified.............................    1,723,984          12.247828          21,115,060          12%
         Initial Funding by Depositor (note 1a)........      250,000          12.435640           3,108,910          13%

      One Group - Government Bond Fund:
         Tax qualified.................................    1,241,845          12.908597          16,030,477         (2)%
         Non-tax qualified.............................    2,648,624          12.908597          34,190,020         (2)%
         Initial Funding by Depositor (note 1a)........      500,000          13.758482           6,879,241         (2)%

      One Group - Growth Opportunities Fund:
         Tax qualified.................................    1,298,322          24.612919          31,955,494           4%
         Non-tax qualified.............................    3,034,395          24.612919          74,685,318           4%
         Initial Funding by Depositor (note 1a)........        2,500          26.232800              65,582           5%

      One Group - Large Company Growth Fund:
         Tax qualified.................................    2,778,441          28.417857          78,957,339          11%
         Non-tax qualified.............................    6,268,623          28.417857         178,140,832          11%
         Initial Funding by Depositor (note 1a)........      300,000          30.287260           9,086,178          12%
                                                           =========          =========       -------------
                                                                                              $ 879,609,697
                                                                                               ============




* The period return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                       5

                        NATIONWIDE VA SEPARATE ACCOUNT-C

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                  (UNAUDITED)


                                                                TOTAL                          FIDVIPEI
                                                   -------------------------------  ------------------------------
                                                         1999            1998            1999            1998
                                                   ---------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     5,918,868       3,866,028       1,797,880       1,240,121
  Mortality, expense and administration
    charges (note 2) ............................      (4,847,928)     (2,864,730)       (832,785)       (653,269)
                                                    --------------  --------------  --------------  --------------
    Net investment activity......................        1,070,940       1,001,298         965,095         586,852
                                                    --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........        7,540,500       7,706,235         919,192         338,374
  Cost of mutual fund shares sold................       (6,277,464)     (6,993,992)       (598,903)       (208,118)
                                                    --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..........        1,263,036         712,243         320,289         130,256
  Change in unrealized gain (loss) on investments       53,535,690      50,365,763       9,507,708       3,682,917
                                                    --------------  --------------  --------------  --------------
    Net gain (loss) on investments...............       54,798,726      51,078,006       9,827,997       3,813,173
                                                    --------------  --------------  --------------  --------------
  Reinvested capital gains.......................        4,901,173       5,282,141       3,974,261       4,413,373
                                                    --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       60,770,839      57,361,445      14,767,353       8,813,398
                                                    --------------  --------------  --------------  --------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      159,107,690     124,201,523      12,742,966      19,123,204
  Transfers between funds........................                -               -      (2,212,669)        477,763
  Redemptions....................................      (21,556,235)    (11,451,269)     (3,966,310)     (2,376,434)
  Contingent deferred sales charges (note 2) ....         (679,424)       (362,018)       (104,820)        (68,152)
  Adjustments to maintain reserves...............          (34,674)         (3,591)         (7,086)         (7,672)
                                                    --------------  --------------  --------------  --------------
      Net equity transactions....................      136,836,916     112,384,623       6,452,004      17,148,711
                                                    --------------  --------------  --------------  --------------

Net change in contract owners' equity............      197,607,755     169,746,068      21,219,357      25,962,109
Contract owners' equity beginning of period .....      682,001,942     376,862,470     119,435,568      86,585,366
                                                    --------------  --------------  --------------  --------------
contract owners' equity end of period............   $  879,609,697     546,608,538     140,654,925     112,547,475
                                                    ==============  ==============  ==============  ==============


                                                              FIDVIPOV                         NSATMYMKT
                                                   ------------------------------  ------------------------------
                                                        1999            1998             1999            1998
                                                   -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        293,246          294,761         227,793         241,897
  Mortality, expense and administration
    charges (note 2) ............................      (128,655)        (111,680)        (65,183)        (60,633)
                                                   -------------   --------------  --------------  --------------
    Net investment activity......................        164,591          183,081         162,610         181,264
                                                   -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........        691,618          667,495       3,520,462       4,480,433
  Cost of mutual fund shares sold................       (562,733)        (544,614)     (3,520,462)     (4,480,433)
                                                   -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..........        128,885          122,881               -               -
  Change in unrealized gain (loss) on investments        662,764        1,091,836               -               -
                                                   -------------   --------------  --------------  --------------
    Net gain (loss) on investments...............        791,649        1,214,717               -               -
                                                   -------------   --------------  --------------  --------------
  Reinvested capital gains.......................        472,977          868,768               -               -
                                                   -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      1,429,217        2,266,566         162,610         181,264
                                                   -------------   --------------  --------------  --------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,726,272        2,251,581       1,654,924       4,155,820
  Transfers between funds........................       (267,357)        (335,442)       (134,817)     (4,065,271)
  Redemptions....................................       (752,400)        (438,719)       (509,110)       (107,990)
  Contingent deferred sales charges (note 2) ....        (26,169)         (20,584)        (12,662)         (4,062)
  Adjustments to maintain reserves...............            141               73             218             (52)
                                                   -------------   --------------  --------------  --------------
      Net equity transactions....................        680,481        1,456,902         998,553         (21,555)
                                                   -------------   --------------  --------------  --------------

Net change in contract owners' equity............      2,109,698        3,723,468       1,161,163         159,709
Contract owners' equity beginning of period .....     19,014,038       15,092,594       9,730,579       8,799,843
                                                   -------------   --------------  --------------  --------------
contract owners' equity end of period............     21,123,736       18,816,062      10,891,742       8,959,552
                                                   =============   ==============  ==============  ==============

                        NATIONWIDE VA SEPARATE ACCOUNT-C

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                  (UNAUDITED)


                                                              NSATTOTRE                       OGASTALL
                                                  -------------------------------  ------------------------------
                                                        1999            1998            1999            1998
                                                  ---------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $       339,622         354,537       1,551,556         752,290
  Mortality, expense and administration
    charges (note 2) ...........................         (557,578)       (406,032)       (793,358)       (346,107)
                                                   --------------  --------------  --------------  --------------
    Net investment activity.....................         (217,956)        (51,495)        758,198         406,183
                                                   --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.........          392,774         324,558          85,779         140,532
  Cost of mutual fund shares sold...............         (233,428)       (204,058)        (55,824)       (106,420)
                                                   --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.........          159,346         120,500          29,955          34,112
  Change in unrealized gain (loss) on investments       8,467,223       7,703,592       4,959,482       4,765,518
                                                   --------------  --------------  --------------  --------------
    Net gain (loss) on investments..............        8,626,569       7,824,092       4,989,437       4,799,630
                                                   --------------  --------------  --------------  --------------
  Reinvested capital gains......................           38,609               -         396,595               -
                                                   --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......        8,447,222       7,772,597       6,144,230       5,205,813
                                                   --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................        9,567,591      12,502,105      43,086,023      28,099,898
  Transfers between funds.......................         (950,033)        630,403         969,898       1,100,551
  Redemptions...................................       (2,211,325)     (1,470,832)     (2,944,336)     (1,359,619)
  Contingent deferred sales charges (note 2) ...          (62,706)        (47,528)        (94,838)        (31,017)
  Adjustments to maintain reserves..............           (8,514)           (418)         (7,050)         (1,378)
                                                   --------------  --------------  --------------  --------------
      Net equity transactions...................        6,334,919      11,613,724      41,009,618      27,808,437
                                                   --------------  --------------  --------------  --------------

Net change in contract owners' equity...........       14,782,141      19,386,321      47,153,848      33,014,250
Contract owners' equity beginning of period ....       79,971,072      52,503,643     103,052,096      40,816,490
                                                   --------------  --------------  --------------  --------------
contract owners' equity end of period...........   $   94,753,213      71,889,964     150,205,944      73,830,740
                                                   ==============  ==============  ==============  ==============



                                                            OGEQIX                           OGGVTBD
                                                 ------------------------------  ------------------------------
                                                     1999             1998            1999            1998
                                                 -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       158,861            4,925       1,351,503         707,614
  Mortality, expense and administration
    charges (note 2) ...........................      (121,097)            (614)       (277,658)       (120,937)
                                                 -------------   --------------  --------------  --------------
    Net investment activity.....................        37,764            4,311       1,073,845         586,677
                                                 -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold.........        81,281               12         696,965         970,177
  Cost of mutual fund shares sold...............       (70,039)             (12)       (699,426)       (955,681)
                                                 -------------   --------------  --------------  --------------
    Realized gain (loss) on investments.........        11,242                -          (2,461)         14,496
  Change in unrealized gain (loss) on investments    2,457,888           37,529      (2,157,025)        243,966
                                                 -------------   --------------  --------------  --------------
    Net gain (loss) on investments..............     2,469,130           37,529      (2,159,486)        258,462
                                                 -------------   --------------  --------------  --------------
  Reinvested capital gains......................             -                -           2,360               -
                                                 -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......     2,506,894           41,840      (1,083,281)        845,139
                                                 -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................    15,146,454        3,560,308      17,475,813       7,509,330
  Transfers between funds.......................       920,813           75,298         (87,588)        252,915
  Redemptions...................................      (273,570)          (1,111)     (1,399,679)       (901,551)
  Contingent deferred sales charges (note 2) ...       (13,773)               -         (39,352)        (14,741)
  Adjustments to maintain reserves..............           210                1          (5,694)          8,918
                                                 -------------   --------------  --------------  --------------
      Net equity transactions...................    15,780,133        3,634,496      15,943,439       6,854,871
                                                 -------------   --------------  --------------  --------------

Net change in contract owners' equity...........    18,287,027        3,676,336      14,860,158       7,700,010
Contract owners' equity beginning of period ....    13,702,629                -      42,239,580      22,385,957
                                                 -------------   --------------  --------------  --------------
contract owners' equity end of period...........    31,989,656        3,676,336      57,099,738      30,085,967
                                                 =============   ==============  ==============  ==============


                                                                                                   (Continued)


                        NATIONWIDE VA SEPARATE ACCOUNT-C

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                             OGGROPP                        OGLGCOGR
                                                  ------------------------------  ------------------------------
                                                       1999             1998           1999             1998
                                                  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $            -               -         198,407         269,883
  Mortality, expense and administration
    charges (note 2) ...........................        (613,381)       (398,665)     (1,458,233)       (766,793)
                                                  --------------  --------------  --------------  --------------
    Net investment activity.....................        (613,381)       (398,665)     (1,259,826)       (496,910)
                                                  --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.........         426,704         280,786         725,725         503,868
  Cost of mutual fund shares sold...............        (238,451)       (199,314)       (298,198)       (295,342)
                                                  --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.........         188,253          81,472         427,527         208,526
  Change in unrealized gain (loss) on investments      4,819,641       8,592,216      24,818,009      24,248,189
                                                  --------------  --------------  --------------  --------------
    Net gain (loss) on investments..............       5,007,894       8,673,688      25,245,536      24,456,715
                                                  --------------  --------------  --------------  --------------
  Reinvested capital gains......................               -               -          16,371               -
                                                  --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......       4,394,513       8,275,023      24,002,081      23,959,805
                                                  --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................      12,774,504      13,621,373      44,933,143      33,377,904
  Transfers between funds.......................        (350,316)        515,269       2,112,069       1,348,514
  Redemptions...................................      (2,679,237)     (1,307,304)     (6,820,268)     (3,487,709)
  Contingent deferred sales charges (note 2) ...         (98,476)        (53,205)       (226,627)       (122,729)
  Adjustments to maintain reserves..............             867             113          (7,766)         (3,176)
                                                  --------------  --------------  --------------  --------------
      Net equity transactions...................       9,647,334      12,776,239      39,990,435      31,112,798
                                                  --------------  --------------  --------------  --------------

Net change in contract owners' equity...........      14,041,847      21,051,262      63,992,516      55,072,603
Contract owners' equity beginning of period ....      92,664,547      50,818,466     202,191,833      99,860,111
                                                  --------------  --------------  --------------  --------------
contract owners' equity end of period...........  $  106,706,394      71,869,728     266,184,349     154,932,714
                                                  ==============  ==============  ==============  ==============


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA~Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On August 17, 1994, the Company (Depositor) transferred to the Account 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 2,500 shares of the One Group-Growth Opportunities Fund and 300,000 shares of the One Group-Large Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 2,500 units of the One Group-Growth Opportunities Fund and 300,000 units of the One Group-Large Company Growth Fund. These amounts represent the initial funding of the Account. The value of the units purchased by the Company on August 17, 1994 was $9,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 250,000 shares of the One Group-Equity Index Fund, for which the Account was credited with 250,000 units of the foregoing One Group Fund. The value of the units purchased by the Company on May 1, 1998 was $2,500,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Funds of The One Group(R) Investment Trust (One Group);
                One Group - Asset Allocation Fund (OGAstAll)
                One Group - Equity Index Fund (OGEqIx)
                One Group - Government Bond Fund (OGGvtBd)
                One Group - Growth Opportunities Fund (OGGrOpp)
                One Group - Large Company  Growth Fund (OGLgCoGr)

         At June 30, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



--------------------------------------------------------------------------------
                                       10

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                                                                 --------------
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                       Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     U.S. Postage
                                                                      PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521
                                                                 --------------









Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company